Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
October 31, 2024
SCPK6-NPRT1-1224
1.9884008.107
Common Stocks - 94.4%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
OneSpaWorld Holdings Ltd	376,531	6,593,058
BELGIUM - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Nyxoah SA (United States) (b)	256,099	2,432,941
CANADA - 1.2%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	318,382	10,251,061
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	196,020	8,058,382
Health Care Providers & Services - 0.0%
dentalcorp Holdings Ltd Subordinate Voting Shares (b)	36,100	243,458
TOTAL HEALTH CARE		8,301,840

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc Subordinate Voting Shares (United States) (b)	93,000	6,361,200
Kraken Robotics Inc (b)	2,166,800	3,112,436
		9,473,636
Software - 0.3%
Lightspeed Commerce Inc Subordinate Voting Shares (United States) (b)(c)	17,765	268,607
Lumine Group Inc Subordinate Voting Shares (b)(d)	117,800	2,742,899
TECSYS Inc (c)	286,537	8,252,332
		11,263,838
TOTAL INFORMATION TECHNOLOGY		20,737,474

TOTAL CANADA		39,290,375
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	62,003	7,615,208
ISRAEL - 2.1%
Information Technology - 2.1%
IT Services - 1.3%
Wix.com Ltd (b)	248,629	41,550,878
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	44,370	8,221,761
Software - 0.5%
Cellebrite DI Ltd (b)	928,225	16,847,284
TOTAL ISRAEL		66,619,923
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	180,999	12,761,869
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (b)	516,468	10,763,193
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.3%
Merus NV (b)(c)	187,988	9,386,241
ProQR Therapeutics NV (b)	249,003	871,511
		10,257,752
Pharmaceuticals - 0.2%
Pharvaris NV (b)	271,327	6,747,902
TOTAL NETHERLANDS		17,005,654
SWEDEN - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Autoliv Inc	83,591	7,763,932
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	368,948	4,363,155
TOTAL SWEDEN		12,127,087
THAILAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (b)	111,002	26,748,152
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	57,959	8,938,334
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	404,889	10,806,487
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (b)(e)(f)	431,700	1,764,598
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (b)	1,078,095	3,633,180
TOTAL UNITED KINGDOM		25,142,599
UNITED STATES - 87.4%
Communication Services - 0.9%
Entertainment - 0.3%
IMAX Corp (b)	395,941	9,621,366
Interactive Media & Services - 0.4%
Cars.com Inc (b)	552,559	8,835,419
Reddit Inc Class B (b)	25,870	3,086,291
		11,921,710
Media - 0.2%
TechTarget Inc (b)	245,143	7,095,664
TOTAL COMMUNICATION SERVICES		28,638,740

Consumer Discretionary - 10.0%
Diversified Consumer Services - 2.0%
Duolingo Inc Class A (b)	89,154	26,119,447
Grand Canyon Education Inc (b)	102,787	14,093,126
H&R Block Inc	140,408	8,386,570
Stride Inc (b)(c)	117,811	10,989,410
Udemy Inc (b)	375,207	2,941,623
Universal Technical Institute Inc (b)(c)	259,456	4,317,348
		66,847,524
Hotels, Restaurants & Leisure - 2.2%
Brinker International Inc (b)	270,055	27,737,349
Cava Group Inc (b)	82,309	10,993,190
Dutch Bros Inc Class A (b)	270,235	8,950,183
Kura Sushi USA Inc Class A (b)(c)	132,939	13,269,971
Red Rock Resorts Inc Class A	179,265	9,224,977
		70,175,670
Household Durables - 2.1%
Champion Homes Inc (b)	107,220	9,460,021
Installed Building Products Inc (c)	15,268	3,311,629
KB Home	151,674	11,906,409
Lovesac Co/The (b)(c)	452,108	13,183,469
Newell Brands Inc	642,273	5,652,002
SharkNinja Inc (b)	162,898	15,020,825
TopBuild Corp (b)	27,264	9,634,552
		68,168,907
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A (b)	126,086	16,616,874
BARK Inc warrants 6/1/2026 (b)	54	4
Boot Barn Holdings Inc (b)	229,223	28,549,725
Chewy Inc Class A (b)	603,163	16,267,306
Fanatics Inc Class A (b)(e)(f)	163,048	12,018,268
Group 1 Automotive Inc	54,155	19,729,750
Murphy USA Inc	23,333	11,397,004
Valvoline Inc (b)	159,970	6,443,592
		111,022,523
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	89,799	9,682,128
TOTAL CONSUMER DISCRETIONARY		325,896,752

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.2%
Casey's General Stores Inc	25,466	10,034,113
Sprouts Farmers Market Inc (b)	247,972	31,847,045
US Foods Holding Corp (b)	463,669	28,585,194
		70,466,352
Food Products - 0.1%
Simply Good Foods Co/The (b)	110,584	3,722,257
TOTAL CONSUMER STAPLES		74,188,609

Energy - 1.8%
Energy Equipment & Services - 1.2%
Cactus Inc Class A	262,062	15,537,656
ChampionX Corp	170,877	4,822,149
Expro Group Holdings NV (b)	385,019	4,908,992
Liberty Energy Inc Class A	287,225	4,902,931
Tidewater Inc (b)	53,757	3,229,183
Weatherford International PLC	72,019	5,689,501
		39,090,412
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (b)	355,036	9,188,332
Northern Oil & Gas Inc	305,208	11,063,790
		20,252,122
TOTAL ENERGY		59,342,534

Financials - 7.7%
Banks - 0.9%
Eastern Bankshares Inc	731,743	11,949,363
Pinnacle Financial Partners Inc	151,057	15,928,961
		27,878,324
Capital Markets - 3.1%
Bridge Investment Group Holdings Inc Class A	170,907	1,859,467
Houlihan Lokey Inc Class A	96,293	16,636,542
Perella Weinberg Partners (f)	457,262	9,250,410
Perella Weinberg Partners Class A	530,997	10,742,070
Piper Sandler Cos	24,750	7,020,090
StepStone Group Inc Class A	414,626	24,931,461
Stifel Financial Corp	256,956	26,625,781
WisdomTree Inc (c)	347,256	3,594,100
		100,659,921
Consumer Finance - 0.6%
FirstCash Holdings Inc	102,073	10,561,493
PROG Holdings Inc	178,367	7,789,286
		18,350,779
Financial Services - 1.3%
Flywire Corp (b)	845,149	14,722,496
HA Sustainable Infrastructure Capital Inc (c)	331,140	11,586,588
Walker & Dunlop Inc	153,788	16,819,794
		43,128,878
Insurance - 1.8%
Baldwin Insurance Group Inc/The Class A (b)	566,506	26,206,568
Selective Insurance Group Inc	35,432	3,217,934
Stewart Information Services Corp	129,512	8,910,426
Trupanion Inc (b)	394,890	21,632,074
		59,967,002
TOTAL FINANCIALS		249,984,904

Health Care - 23.5%
Biotechnology - 11.4%
ADMA Biologics Inc (b)	435,957	7,110,459
Aerovate Therapeutics Inc (e)(f)(i)	231,554	1,145,949
Allogene Therapeutics Inc (b)	637,867	1,629,750
ALX Oncology Holdings Inc (b)(c)	145,403	207,925
AnaptysBio Inc (b)	254,467	5,504,121
Annexon Inc (b)	543,893	3,981,297
Apogee Therapeutics Inc (b)	109,513	5,699,057
Arcellx Inc (b)	236,296	19,912,664
Arrowhead Pharmaceuticals Inc (b)(c)	353,765	6,802,901
Astria Therapeutics Inc (b)	517,834	5,789,384
Avidity Biosciences Inc (b)	203,436	8,597,205
Blueprint Medicines Corp (b)	95,222	8,332,877
Boundless Bio Inc (b)	13,151	38,400
Boundless Bio Inc (g)	65,974	192,644
CareDx Inc (b)(c)	157,020	3,474,853
Cargo Therapeutics Inc (b)	237,063	4,622,729
Cargo Therapeutics Inc (f)	121,347	2,366,266
Celldex Therapeutics Inc (b)	194,288	5,063,145
Cogent Biosciences Inc (b)	434,200	4,988,958
Crinetics Pharmaceuticals Inc (b)	364,009	20,369,944
Cytokinetics Inc (b)	221,252	11,283,852
Day One Biopharmaceuticals Inc (b)(c)	532,480	7,838,106
Denali Therapeutics Inc (b)	250,233	6,496,049
Dyne Therapeutics Inc (b)	266,050	7,678,203
GlycoMimetics Inc (e)(f)(h)(i)	4,033,299	1,184,741
Insmed Inc (b)	226,141	15,214,766
Janux Therapeutics Inc (b)	238,565	12,880,124
Keros Therapeutics Inc (b)	153,397	8,903,162
Kiniksa Pharmaceuticals International Plc Class A (b)(c)	203,779	4,603,368
Korro Bio Inc (b)(c)	21,000	1,207,500
Legend Biotech Corp ADR (b)	74,313	3,345,571
Madrigal Pharmaceuticals Inc (b)(c)	55,425	14,373,920
Monte Rosa Therapeutics Inc (b)(c)	234,399	1,992,392
MoonLake Immunotherapeutics Class A (b)	59,446	2,759,483
Neurogene Inc (b)(c)	119,389	5,254,310
Nurix Therapeutics Inc (b)	139,929	3,439,455
Nuvalent Inc Class A (b)	195,493	17,299,176
ORIC Pharmaceuticals Inc (b)(c)	103,299	968,945
Oruka Therapeutics Inc	139,453	3,904,684
Oruka Therapeutics Inc (f)	62,378	1,746,584
Perspective Therapeutics Inc (b)	482,800	5,701,868
REVOLUTION Medicines Inc (b)	292,532	15,650,462
Scholar Rock Holding Corp (b)	20,700	588,708
Spyre Therapeutics Inc (b)	147,557	4,800,029
Tango Therapeutics Inc (b)	513,014	2,788,231
Tyra Biosciences Inc (b)	495,827	8,270,394
Upstream Bio Inc	383,647	9,514,446
Vaxcyte Inc (b)	304,303	32,362,624
Vericel Corp (b)	336,571	14,822,587
Viking Therapeutics Inc (b)	168,583	12,229,011
Viridian Therapeutics Inc (b)	459,025	9,901,169
Zenas Biopharma Inc (c)	195,350	4,148,257
Zentalis Pharmaceuticals Inc (b)	269,764	736,456
		369,719,161
Health Care Equipment & Supplies - 5.8%
AtriCure Inc (b)	213,646	7,088,774
Bioventus Inc (b)	195,561	2,653,763
Ceribell Inc	375,198	9,863,955
Glaukos Corp (b)	196,016	25,923,116
Insulet Corp (b)	41,760	9,668,693
Integer Holdings Corp (b)	82,296	10,225,278
Lantheus Holdings Inc (b)	250,388	27,502,619
Masimo Corp (b)	107,228	15,441,904
Merit Medical Systems Inc (b)	148,490	14,650,023
NeuroPace Inc (b)	68,601	442,476
Penumbra Inc (b)	34,964	8,002,211
PROCEPT BioRobotics Corp (b)	265,157	23,864,130
Pulmonx Corp (b)	605,906	3,786,913
RxSight Inc (b)	197,426	10,001,601
TransMedics Group Inc (b)(c)	261,635	21,446,221
		190,561,677
Health Care Providers & Services - 4.5%
Alignment Healthcare Inc (b)	349,866	4,338,338
Astrana Health Inc (b)(c)	202,687	10,900,507
BrightSpring Health Services Inc (b)	1,669,573	24,993,508
Ensign Group Inc/The	190,508	29,526,836
GeneDx Holdings Corp Class A (b)	113,580	9,278,350
Guardant Health Inc (b)	135,830	2,971,960
HealthEquity Inc (b)	280,115	23,879,804
LifeStance Health Group Inc (b)	1,190,428	7,987,772
Option Care Health Inc (b)	59,930	1,380,787
Pennant Group Inc/The (b)	411,741	13,163,360
Privia Health Group Inc (b)	388,268	7,128,600
Surgery Partners Inc (b)	390,474	11,245,651
		146,795,473
Health Care Technology - 0.5%
Doximity Inc Class A (b)	177,500	7,408,850
Evolent Health Inc Class A (b)(c)	229,715	5,363,845
Schrodinger Inc/United States (b)(c)	144,798	2,547,721
		15,320,416
Life Sciences Tools & Services - 0.1%
Veterinary Emergency Group (b)(e)	68,413	4,433,847
Pharmaceuticals - 1.2%
Axsome Therapeutics Inc (b)	53,330	4,747,970
Corcept Therapeutics Inc (b)	224,379	10,987,840
Elanco Animal Health Inc (b)	125,668	1,588,444
Enliven Therapeutics Inc (b)	293,058	8,161,665
Enliven Therapeutics Inc (f)	100,587	2,801,348
Rapport Therapeutics Inc (b)	20,942	513,706
Structure Therapeutics Inc ADR (b)	75,371	3,101,517
Third Harmonic Bio Inc (b)	113,100	1,559,649
WaVe Life Sciences Ltd (b)	387,500	5,312,625
		38,774,764
TOTAL HEALTH CARE		765,605,338

Industrials - 21.2%
Aerospace & Defense - 0.7%
BWX Technologies Inc	52,659	6,411,233
Leonardo DRS Inc (b)	219,170	6,590,442
Rocket Lab USA Inc Class A (b)(c)	377,000	4,033,900
V2X Inc (b)	111,470	6,866,552
		23,902,127
Building Products - 3.1%
AZEK Co Inc/The Class A (b)	365,567	16,084,948
AZZ Inc	261,776	19,942,096
CSW Industrials Inc	36,483	12,882,147
Fortune Brands Innovations Inc	276,456	23,037,079
Tecnoglass Inc	239,526	16,414,717
UFP Industries Inc	106,148	12,986,146
		101,347,133
Commercial Services & Supplies - 1.5%
ACV Auctions Inc Class A (b)	552,754	9,557,117
Brink's Co/The	71,483	7,347,738
GEO Group Inc/The (b)	951,114	14,437,911
HNI Corp	166,308	8,195,658
Montrose Environmental Group Inc (b)	13,070	344,655
Viad Corp (b)	236,900	8,869,536
		48,752,615
Construction & Engineering - 3.8%
Comfort Systems USA Inc	43,316	16,938,289
Construction Partners Inc Class A (b)	38,700	3,046,851
Dycom Industries Inc (b)	119,579	20,846,207
Fluor Corp (b)	696,300	36,402,564
Sterling Infrastructure Inc (b)	204,763	31,625,645
Valmont Industries Inc	46,630	14,533,638
		123,393,194
Electrical Equipment - 1.6%
Acuity Brands Inc	69,995	21,046,797
NEXTracker Inc Class A (b)	294,574	11,729,937
nVent Electric PLC	183,217	13,662,492
Sunrun Inc (b)(c)	462,545	6,683,774
		53,123,000
Machinery - 3.3%
Crane Co	96,818	15,227,535
Esab Corp	122,638	15,089,380
Federal Signal Corp	125,876	10,267,705
Gates Industrial Corp PLC (b)	646,692	12,513,490
ITT Inc	140,441	19,678,593
Mueller Industries Inc	337,145	27,635,776
REV Group Inc	269,024	7,129,136
		107,541,615
Marine Transportation - 0.3%
Kirby Corp (b)	90,690	10,407,584
Professional Services - 2.7%
CACI International Inc (b)	40,367	22,305,190
Cbiz Inc (b)	122,888	8,470,670
ExlService Holdings Inc (b)	829,936	34,583,433
First Advantage Corp (b)	627,660	11,373,199
KBR Inc	152,118	10,193,427
Upwork Inc (b)	11,900	161,364
Verra Mobility Corp Class A (b)	56,037	1,455,281
		88,542,564
Trading Companies & Distributors - 4.2%
Applied Industrial Technologies Inc	170,970	39,594,942
FTAI Aviation Ltd (c)	358,697	48,223,225
GMS Inc (b)	168,901	15,182,511
Herc Holdings Inc	84,635	17,700,564
Xometry Inc Class A (b)(c)	734,178	14,448,623
		135,149,865
TOTAL INDUSTRIALS		692,159,697

Information Technology - 13.7%
Communications Equipment - 0.3%
Lumentum Holdings Inc (b)	164,640	10,515,557
Electronic Equipment, Instruments & Components - 4.7%
Advanced Energy Industries Inc	181,133	19,658,364
Badger Meter Inc	40,300	8,062,015
Belden Inc	130,210	14,827,013
Coherent Corp (b)	135,693	12,543,461
Crane NXT Co	81,525	4,424,362
Insight Enterprises Inc (b)	176,707	30,909,588
OSI Systems Inc (b)	140,490	18,574,183
PAR Technology Corp (b)(c)	219,117	12,925,712
TD SYNNEX Corp	208,154	24,010,564
Vontier Corp	227,605	8,439,593
		154,374,855
IT Services - 0.4%
Kyndryl Holdings Inc (b)	540,571	12,373,670
Semiconductors & Semiconductor Equipment - 1.7%
Aehr Test Systems (b)(c)	216,841	3,053,121
Credo Technology Group Holding Ltd (b)	166,600	6,280,820
Impinj Inc (b)	53,900	10,240,461
MACOM Technology Solutions Holdings Inc (b)	148,548	16,696,795
Onto Innovation Inc (b)	55,329	10,973,401
Veeco Instruments Inc (b)	330,706	9,517,719
		56,762,317
Software - 6.6%
Agilysys Inc (b)	35,224	3,523,809
Algolia Inc (b)(e)(f)	43,269	826,004
Alkami Technology Inc (b)	407,860	14,931,755
Clear Secure Inc Class A	380,790	14,005,456
CommVault Systems Inc (b)	113,346	17,703,512
Convoy Inc warrants (b)(e)(f)	12,642	0
CyberArk Software Ltd (b)	40,161	11,105,320
Intapp Inc (b)	349,751	17,547,008
Life360 Inc (b)	196,886	8,440,503
Monday.com Ltd (b)	94,150	27,667,861
nCino Inc (b)	261,663	9,760,030
Progress Software Corp	46,000	2,948,140
Q2 Holdings Inc (b)(c)	140,386	11,885,079
SEMrush Holdings Inc Class A (b)(c)	696,997	9,137,631
SPS Commerce Inc (b)	123,088	20,309,520
Tenable Holdings Inc (b)	483,490	19,151,039
Varonis Systems Inc (b)	167,356	8,429,722
Vertex Inc Class A (b)(c)	370,971	15,399,006
Weave Communications Inc (b)	116,000	1,626,319
		214,397,714
TOTAL INFORMATION TECHNOLOGY		448,424,113

Materials - 4.5%
Chemicals - 1.9%
Aspen Aerogels Inc (b)	261,785	4,670,244
Axalta Coating Systems Ltd (b)	631,029	23,928,620
Cabot Corp	213,134	22,982,239
Element Solutions Inc	378,171	10,248,434
		61,829,537
Construction Materials - 0.4%
Eagle Materials Inc	54,662	15,603,815
Metals & Mining - 1.5%
ATI Inc (b)	359,565	18,952,671
Carpenter Technology Corp	198,429	29,665,136
		48,617,807
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	222,466	22,001,887
TOTAL MATERIALS		148,053,046

Real Estate - 1.6%
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties Inc	160,271	17,157,011
Industrial REITs - 0.2%
Terreno Realty Corp	101,438	6,081,208
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	3,385,062	21,495,144
Landbridge Co LLC Class A (c)	109,297	6,131,561
		27,626,705
TOTAL REAL ESTATE		50,864,924

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International Inc (b)(c)	841,415	5,107,389
TOTAL UNITED STATES		2,848,266,046
TOTAL COMMON STOCKS (Cost $2,403,122,851)		3,075,366,105

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(f)	253,458	265,700
Information Technology - 0.0%
Software - 0.0%
Convoy Inc 15% 9/30/2026 (e)(f)	84,195	0
TOTAL UNITED STATES		265,700
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $337,653)		265,700

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
UNITED STATES - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
Bright Peak Therapeutics Inc. Series B (b)(e)(f)	199,331	322,916
Bright Peak Therapeutics Inc. Series C (e)(f)	1,323,335	1,508,602
Caris Life Sciences Inc Series D (b)(e)(f)	144,435	459,303
Endeavor BioMedicines Inc Series C (e)(f)	210,174	1,509,049
LifeMine Therapeutics Inc Series C (b)(e)(f)	402,743	298,030
Oruka Therapeutics Inc (f)	24	672,000
Sonoma Biotherapeutics Inc Series B (b)(e)(f)	438,013	1,261,478
Sonoma Biotherapeutics Inc Series B1 (b)(e)(f)	233,603	759,210
T-Knife Therapeutics Inc Series B (b)(e)(f)	201,583	274,153
Treeline Biosciences Series A (b)(e)(f)	21,246	174,430
		7,239,171
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(f)	59,982	252,524
TOTAL HEALTH CARE		7,491,695

Industrials - 0.3%
Construction & Engineering - 0.3%
Beta Technologies Inc Series A (b)(e)(f)	62,752	7,183,221
Beta Technologies Inc Series B, 6% (b)(e)(f)	11,821	1,569,356
Beta Technologies Inc Series C, 6% (e)(f)	4,600	526,562
		9,279,139
Information Technology - 0.2%
Communications Equipment - 0.1%
Astranis Space Technologies Corp (b)(e)(f)	26,805	343,640
Astranis Space Technologies Corp Series C (b)(e)(f)	125,912	1,614,192
Astranis Space Technologies Corp Series D (e)(f)	181,965	1,701,373
		3,659,205
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(f)	191,029	712,538
Yanka Industries Inc Series F (b)(e)(f)	28,989	173,354
		885,892
Software - 0.1%
Algolia Inc Series D (b)(e)(f)	9,900	188,991
Convoy Inc Series D (b)(e)(f)	192,936	2
Lyte Ai Inc (e)(f)	38,600	488,290
Mountain Digital Inc Series D (b)(e)(f)	140,383	2,013,092
Skyryse Inc Series B (b)(e)(f)	12,000	263,760
		2,954,135
TOTAL INFORMATION TECHNOLOGY		7,499,232

TOTAL UNITED STATES		24,270,066
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,079,421)		24,270,066

Domestic Equity Funds - 1.1%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (c) (Cost $26,883,585)	130,735	36,663,323

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.87	113,507,693	113,530,394
Fidelity Securities Lending Cash Central Fund (j)(k)	4.87	163,941,518	163,957,912
TOTAL MONEY MARKET FUNDS (Cost $277,488,306)			277,488,306

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $2,738,911,816)	3,414,053,500
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(152,132,734)
NET ASSETS - 100.0%	3,261,920,766

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,742,899 or 0.0% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,639,934 or 1.8% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,644 or 0.0% of net assets.

(h)	Affiliated company
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	1,375,600

Algolia Inc	10/27/21	1,265,404

Algolia Inc Series D	7/23/21	289,526

Astranis Space Technologies Corp	4/05/23	587,591

Astranis Space Technologies Corp Series C	3/19/21	2,760,108

Astranis Space Technologies Corp Series D	4/25/24	1,699,990

Beta Technologies Inc Series A	4/09/21	4,597,839

Beta Technologies Inc Series B, 6%	4/04/22	1,219,573

Beta Technologies Inc Series C, 6%	10/24/24	526,562

Bright Peak Therapeutics Inc. Series B	5/14/21	778,587

Bright Peak Therapeutics Inc. Series C	5/07/24	1,500,000

Cargo Therapeutics Inc	5/28/24	2,062,899

Caris Life Sciences Inc Series D	5/11/21	1,169,924

Convoy Inc 15% 9/30/2026	3/24/23	84,195

Convoy Inc Series D	10/30/19	2,612,353

Convoy Inc warrants	3/24/23	0

Endeavor BioMedicines Inc Series C	4/22/24	1,371,301

Enliven Therapeutics Inc	3/19/24	1,408,218

Fanatics Inc Class A	8/13/20 - 3/22/21	2,891,600

GlycoMimetics Inc	10/28/24	500,000

LifeMine Therapeutics Inc Series C	2/15/22	820,222

Lyte Ai Inc	8/13/24	489,683

Mountain Digital Inc Series D	11/05/21	3,223,938

Oruka Therapeutics Inc	9/12/24	552,000

Oruka Therapeutics Inc	9/12/24	1,434,694

Perella Weinberg Partners	12/29/20	4,572,620

Skyryse Inc Series B	10/21/21	296,160

Sonoma Biotherapeutics Inc Series B	7/26/21	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/21	692,516

Starling Bank Ltd Class D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics Inc Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group	9/16/21 - 10/31/23	3,640,278

Wugen Inc 10% 6/14/2025	6/14/24	253,458

Wugen Inc Series B	7/09/21	465,154

Yanka Industries Inc Series E	5/15/20	2,307,478

Yanka Industries Inc Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	41,157,059	341,240,640	268,867,305	608,072	-	-	113,530,394	0.2%
Fidelity Securities Lending Cash Central Fund	167,889,010	295,629,511	299,560,609	184,588	-	-	163,957,912	0.7%
Total	209,046,069	636,870,151	568,427,914	792,660	-	-	277,488,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GlycoMimetics Inc	-	500,000	-	-	-	684,741	1,184,741
Total	-	500,000	-	-	-	684,741	1,184,741

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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